Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Treasury shares

	Shares	Amount
		RMB’000
As of January 1, 2020	35,644,803	2

As of December 31, 2020	35,644,803	2

Repurchase of ordinary shares (a)	53,507,241	5,560,104
Retirement of ordinary shares (Note 37(f))	(35,644,803)	(2)
Issuance of ordinary shares for share-based payment (Note 37(g))	8,000,000	—
Exercise of share-based payment (b)	(2,219,927)	—

As of December 31, 2021	59,287,314	5,560,104

Repurchase of ordinary shares (a)	1,447,513	82,665
Exercise of share-based payment (b)	(3,223,040)	—

As of December 31, 2022	57,511,787	5,642,769